Summary of Significant Accounting Policies (Details) - Schedule of anti dilutive common shares - shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Anti Dilutive Common Shares [Abstract]
Options	152,045	134,550	162,956	137,050
Warrants	3,435,728	557,696	3,435,728	557,695
Total potentially dilutive shares	3,587,773	692,246	3,598,684	694,745